FAIR VALUE MEASUREMENT - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011
Fair Value Measurements Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan liabilities	$ (9,643)	$ (8,415)	$ (7,023)
Fair Value Measurements Level 2 [Member] | Life Insurance Policies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments	9,262	5,586	6,159
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments		$ 2,216